Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	APPLIED ENERGETICS, INC.
Entity Central Index Key	0000879911
Document Type	S-1/A
Trading Symbol	AERG
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description

Calculation of Registration Fee

Title of each class to be registered	Amount to be registered (1)	Proposed Maximum Offering price per share (2)	Proposed maximum offering price (2)	Amount of registration fee
Common stock, $.001 par value	99,053,068	$0.10	$9,905,307	$1,148.03
	(3)

(1) Pursuant to rule 416 under the Securities Act the shares of common stock being registered hereunder include such indeterminable number of shares as may be issuable as a result of stock split, stock dividends, or similar transactions,

(2) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) under the Securities Act.

(3) The Company is registering the following shares of common stock (i) 50,000,000 shares to be sold by the Company, (ii) 5,553,068 shares originally issued to a founder of the Company and (iii) 43,500,000 shares issued in private placement financings for cash and services provided to the Company.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting to said Section 8(a) may determine.

Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company